UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     February 12, 2011

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   36
Form 13F Information Table Value Total:   $37,892

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1241	28315	SH		SOLE			26110	0	2205
APOLLO GROUP INC		COM		037604105	789	18735	SH		SOLE			17205	0	1530
BANK OF AMERICA CORPO		COM		060505104	295	20611	SH		SOLE			18615	0	1996
BANK OF AMERICA CORPO		*W EXP 1/26/2019060505146	760	95940	SH		SOLE			87605	0	8335
CEMEX SAB DE CV			SPON ADR NEW	151290889	866	91065	SH		SOLE			83532	0	7533
CINTAS CORP			COM		172908105	1365	47245	SH		SOLE			43530	0	3715
CISCO SYS INC			COM		17275R102	1257	56985	SH		SOLE			52355	0	4630
COVIDIEN PLC			SHS		G2554F105	1163	23793	SH		SOLE			21803	0	1990
DELL INC			COM		24702R101	1207	86920	SH		SOLE			80015	0	6905
EOG RES INC			COM		26875P101	886	8295	SH		SOLE			7585	0	710
EXXON MOBIL CORP		COM		30231G102	1782	21395	SH		SOLE			19675	0	1720
GENERAL DYNAMICS CORP		COM		369550108	1062	14039	SH		SOLE			12890	0	1149
HARLEY DAVIDSON INC		COM		412822108	1295	31495	SH		SOLE			29040	0	2455
HOME DEPOT INC			COM		437076102	583	15829	SH		SOLE			14494	0	1335
INTEL CORP			COM		458140100	570	26289	SH		SOLE			24074	0	2215
JP MORGAN CHASE & CO		COM		46625H100	932	20910	SH		SOLE			19240	0	1670
LEGG MASON INC			COM		524901105	909	26170	SH		SOLE			24070	0	2100
LIBERTY MEDIA CORP NE	INT 	COM SER A	53071M104	1076	65899	SH		SOLE			60695	0	5204
MARKEL CORP			COM		570535104	1367	3319	SH		SOLE			3061	0	258
MAXIM INTEGRATED PROD		COM		57772K101	1328	50810	SH		SOLE			46815	0	3995
MEDTRONIC INC			COM		585055106	1492	38035	SH		SOLE			34960	0	3075
MOTOROLA INC			COM		620076109	1151	126302	SH		SOLE			116397	0	9905
NESTLE S A ADR SPON R		SPON ADR NEW	641069406	551	10160	SH		SOLE			9265	0	895
NOVARTIS A G			SPON ADR NEW	66987V109	979	17360	SH		SOLE			15925	0	1435
NRG ENERGY INC COM NE		COM NEW		629377508	878	42350	SH		SOLE			38920	0	3430
PFIZER INC			COM		717081103	1574	81568	SH		SOLE			74908	0	6660
PROGRESSIVE CORP OHIO		COM		743315103	1204	59795	SH		SOLE			55000	0	4795
SPRINT NEXTEL CORP		COM SER 1	852061100	791	179886	SH		SOLE			165721	0	14165
TYCO ELECTRONICS LTD		SHS		H8912P106	538	14585	SH		SOLE			13375	0	1210
TYCO INTERNATIONAL LT		SHS		H89128104	667	14454	SH		SOLE			13304	0	1150
VULCAN MATLS CO			COM		929160109	1355	31540	SH		SOLE			29045	0	2495
WAL MART STORES INC		COM		931142103	828	14781	SH		SOLE			13631	0	1150
WALGREEN COMPANY		COM		931422109	1262	29775	SH		SOLE			27355	0	2420
WASHINGTON POST CO		CL B		939640108	1062	2442	SH		SOLE			2248	0	194
WELLS FARGO & CO NEW		COM		949746101	2102	64180	SH		SOLE			59185	0	4995
WEYERHAEUSER CO			COM		962166104	725	29821	SH		SOLE			27247	0	2574
